SHARE BASED COMPENSATION (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 08, 2012	Nov. 30, 2006	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Employee Stock Option [Member]
Additional disclosures [Abstract]
Compensation cost			$ 692,322	$ 1,204,494	$ 2,104,126
Granted (in shares)			825,000	1,150,000	2,590,000
Granted (in dollars per share)			$ 0.74	$ 0.74	$ 0.74
Options modification [Abstract]
Incremental compensation cost	$ 774,932					$ 444,373
Unrecognized incremental compensation costs						$ 330,559
Additional disclosures [Abstract]
Weighted average fair value of options granted (in dollars per share)			$ 0.48	$ 0.72	$ 1.67
Unrecognized compensation expense related to unvested share-based compensation arrangements			$ 1,360,533
Period for recognition of unrecognized compensation costs			3 years 8 months 8 days
Total intrinsic value of options exercised (in dollars)			$ 0	$ 644,895	$ 306,534
Restricted Stock [Member]
SHARE BASED COMPENSATION [Line Items]
Fair value of shares based on market price (in dollars per share)		$ 4.47
Restricted Share Units [Member]
SHARE BASED COMPENSATION [Line Items]
Fair value of shares based on market price (in dollars per share)			$ 0.63
2007 Share Incentive Plan [Member]
Additional disclosures [Abstract]
Number of authorized shares			7,500,000
2007 Share Incentive Plan [Member] | Restricted Share Units [Member]
Additional disclosures [Abstract]
Compensation cost			$ 54,658	$ 323,000
Additional disclosures [Abstract]
Unrecognized compensation expense related to unvested share-based compensation arrangements			$ 120,342
Mr. Li [Member] | ReneSola America [Member]
SHARE BASED COMPENSATION [Line Items]
Number of shares agreed to be granted each year		40,000
Mr. Huang [Member] | ReneSola America [Member]
SHARE BASED COMPENSATION [Line Items]
Number of shares agreed to be granted each year		20,000